Financial Instruments (Details)	6 Months Ended
Jun. 30, 2023 $ / shares
Disclosure of detailed information about financial instruments [line items]
Share price (in Dollars per share)	$ 0.75
Expected volatility	100.00%
Exercise price (in Dollars per share)	$ 2.02
Risk-free interest rate	5.40%
Expected life term	4 years 4 months 28 days
Percentage of weighted average cost of capital	23.20%